Investment Objectives and Goals	Oct. 03, 2024
FPA Queens Road Small Cap Value Fund | FPA Queens Road Small Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	FPA Queens Road Small Cap Value Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks long-term capital growth.
FPA Queens Road Value Fund | FPA Queens Road Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	FPA Queens Road Value Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks long-term capital growth.